Employee benefit plans (Tables)	6 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations

Movement in Funded Status	6 months ended June 30,
USD'000	2025	2024
Net Service cost	90	18
Interest cost / (credit)	41	6
Expected return on Assets	(85)	—
Amortization on Net (gain/loss)	36	—
Amortization on Prior service cost / (credit)	39	—
Total Net Periodic Benefit Cost / (credit)	121	24
Employer contributions paid in the period	(96)	(19)
Total Cashflow	(96)	(19)